NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES
NON-WHOLLY OWNED SUBSIDIARIES
The following tables present the gross assets and liabilities as well as gross amounts of revenue, net income, other comprehensive income and distributions from the partnership’s investments in material non-wholly owned subsidiaries for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31, 2017
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,606	$1,744	$2,774	$948	$15,676	$45	$11	$35	$46	$476
Industrial operations	1,016	4,820	582	2,600	1,646	15	(20)	18	25	1,988
Energy	79	992	322	131	267	(19)	61	(14)	—	350
Total	$3,701	$7,556	$3,678	$3,679	$17,589	$41	$52	$39	$71	$2,814

	Year Ended December 31, 2016
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$437	$494	$402	$253	$1,347	$25	$5	$15	$8	$198
Industrial operations	728	1,262	282	563	1,279	(226)	28	(148)	—	774
Energy	47	1,087	67	459	212	(97)	14	(58)	10	357
Total	$1,212	$2,843	$751	$1,275	$2,838	$(298)	$47	$(191)	$18	$1,329

	Year Ended December 31, 2015
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$274	$420	$232	$213	$917	$126	$(24)	$15	$13	$152
Industrial operations	692	1,499	287	817	855	(31)	(58)	(18)	3	673
Energy	54	1,190	33	524	314	70	(120)	40	2	407
Total	$1,020	$3,109	$552	$1,554	$2,086	$165	$(202)	$37	$18	$1,232
The following table outlines the composition of accumulated non-controlling interest ("NCI") related to the interest of others presented in the partnership's Consolidated Statements of Financial Position:

(US$ MILLIONS)	2017	2016
NCI related to material non-wholly owned subsidiaries
Business services	$476	$198
Industrial operations	1,988	774
Energy	350	357
Total NCI in material non-wholly owned subsidiaries	$2,814	$1,329
Total individually immaterial NCI balances	212	208
Total NCI	$3,026	$1,537